UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1. Reports to Stockholders

Annual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

March 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of March 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Healthcare Fund	April 12, 2016 (Unaudited)

Performance preview (for the year ended March 31, 2016)
Delaware Healthcare Fund (Class A shares)	1-year return	-2.45%
Russell 3000® Healthcare Index (benchmark)	1-year return	-7.62%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Healthcare Fund, please see the table on page 3.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Please see page 5 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

After years of experiencing robust growth, the overall healthcare industry was challenged for the fiscal year ended March 31, 2016. Within the S&P 500® Index, healthcare underperformed compared to other index constituents, as pricing and overall global economic concerns weighed on investors’ minds. In particular, the biotechnology sector was at the forefront of a debate about high prices for certain treatments.

Within the Fund

For the fiscal year ended March 31, 2016, Delaware Healthcare Fund (Class A shares) returned -2.45% at net asset value and -8.05% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark, the Russell 3000 Healthcare Index, returned -7.62%. Complete annualized performance of Delaware Healthcare Fund is shown in the table on page 3.

Among sectors, the Fund’s holdings in biotechnology contributed the most to relative performance due to positive stock selection. The Fund’s overweight position in Dyax outperformed after Shire acquired the company. Dyax produces Kalbitor, a drug that treats hereditary angioedema (HAE). U.S. regulators have given Kalbitor priority designations, enabling the drug to skip phase-two trials and potentially reach the market sooner. Shire has begun to build a robust pipeline in recent years to combat HAE (the company currently offers two treatments) and can further benefit from Dyax’s portfolio to enhance its offerings.

A few holdings outside the typical scope of the healthcare industry also contributed to performance. The bulk of this outperformance stemmed from the Fund’s holdings in Chinese Internet names, such as SINA and Youku Tudou, which performed favorably during the fiscal period. The Fund’s position in SINA benefited from the chairman’s additional investment and speculation about the company being a candidate for privatization or acquisition. Shares of Youku Tudou rose after the company received a buyout offer from Alibaba.

On the negative side, the Fund’s holdings in the healthcare services sector detracted the most from relative performance. The Fund’s large overweight position in Tenet Healthcare was unfavorable in terms of asset allocation as the company has experienced diminishing Affordable Care Act tailwinds and higher operating costs. Overall, however, we are attracted to Tenet Healthcare’s operating capacity in addition to favorable subsidies for patients enrolled in the federal exchanges.

Elsewhere, in the blue-chip medical products sector, the Fund’s significant underweight position in Johnson & Johnson was unfavorable. Shares of the company rose on speculation that it will

1

Portfolio management review

Delaware Healthcare Fund

acquire medical-device manufacturer Stryker. Additionally, Johnson & Johnson’s psoriasis drugs, Remicade and Stelara, experienced strong demand. Shares of Sanofi, one of the Fund’s larger weightings, underperformed due to patent pressure on its diabetes drug, Lantus, which recently expired in the United States. We believe Sanofi offers a well-diversified portfolio; additionally, it has had success in past endeavors such as an asset swap with another healthcare provider.

The Fund used derivatives, including foreign currency exchange contracts, during the fiscal period. These, however, had a minimal effect on performance.

There are still plenty of unknowns related to healthcare law reforms in the U.S. Thus far, one thing is clear to us: An ambitious healthcare law, no matter how well-intentioned, stands a small chance of satisfying all stakeholders at once. Employers, for instance, have already begun balking at the higher expenses they will be responsible for as part of the Affordable Care Act. They are taking a close look at costs and are considering cuts that might not have been on the table before.

Outside of the U.S., a virtually untapped market of a rising middle class within emerging markets economies is becoming more solidified. As such, this market is slowly accessing more discretionary money, enabling more individuals to demand goods and services, including healthcare. Several of these countries’ leaders have already taken measures to provide enhanced public healthcare systems, which could be beneficial to global healthcare companies in the long term. As always, we will continue to monitor this trend for any investment opportunities.

Despite the unpredictability of broad market movements and regional developments, our long-standing approach to managing the Fund remains unchanged. We put a premium on disciplined, intensive research when analyzing investment opportunities for the Fund’s portfolio. We favor companies that exhibit such traits as:

●	Proven competitiveness

●	Seasoned management teams

●	Stock valuations that are discounted meaningfully from our estimates of intrinsic value.

Factors like these are part of our daily considerations as we follow our conservative, stock-by-stock approach to portfolio management.

A closing note on the global reach of Delaware Healthcare Fund: Our approach to healthcare investing considers opportunities around the globe, as we seek to avoid undue reliance on developments within the U.S. or any other geographic region.

2

Performance summary
Delaware Healthcare Fund	March 31, 2016 (Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2016

	1 year	3 years	5 years	Lifetime
Class A (Est. Sept. 28, 2007)
Excluding sales charge	-2.45%	+16.04%	+15.52%	+16.83%
Including sales charge	-8.05%	+13.77%	+14.16%	+16.02%
Class C (Est. Jan. 28, 2010)
Excluding sales charge	-3.17%	+15.18%	+14.65%	+15.74%
Including sales charge	-4.07%	+15.18%	+14.65%	+15.74%
Class R (Est. Jan. 28, 2010)
Excluding sales charge	-2.71%	+15.75%	+15.23%	+16.31%
Including sales charge	-2.71%	+15.75%	+15.23%	+16.31%
Institutional Class (Est. Sept. 28, 2007)
Excluding sales charge	-2.20%	+16.34%	+15.81%	+17.05%
Including sales charge	-2.20%	+16.34%	+15.81%	+17.05%
Russell 3000 Healthcare Index*	-7.62%	+15.51%	+17.25%	+10.50%

*The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 4. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

3

Performance summary

Delaware Healthcare Fund

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Healthcare companies are subject to extensive government regulation and their profitability can be affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and malpractice or other litigation.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

“Nondiversified” Funds may allocate more of their net assets to investments in single securities than “diversified” Funds. Resulting adverse effects may subject these Funds to greater risks and volatility.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	1.36%	2.11%	1.61%	1.11%
Net expenses (including fee waivers, if any)	1.36%	2.11%	1.61%	1.11%
Type of waiver	n/a	n/a	n/a	n/a

4

Performance of a $10,000 Investment1

Average annual total returns from Sept. 28, 2007 (Fund’s inception)

through March 31, 2016

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Sept. 28, 2007, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 4. Please note additional details on pages 3 through 6.

The graph also assumes $10,000 invested in the Russell 3000 Healthcare Index as of Sept. 28, 2007. The Russell 3000 Healthcare Index measures the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

The S&P 500 Index, mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

5

Performance summary

Delaware Healthcare Fund

	Nasdaq symbols	CUSIPs
Class A	DLHAX	24610E101
Class C	DLHCX	24610E200
Class R	DLRHX	24610E309
Institutional Class	DLHIX	24610E408

6

Disclosure of Fund expenses

For the six-month period from October 1, 2015 to March 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2015 to March 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

7

Disclosure of Fund expenses

For the six-month period from October 1, 2015 to March 31, 2016 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio	Expenses Paid During Period 10/1/15 to 3/31/16*
Actual Fund return†
Class A	$1,000.00	$1,026.40	1.38%	$6.99
Class C	1,000.00	1,022.60	2.13%	10.77
Class R	1,000.00	1,024.70	1.63%	8.25
Institutional Class	1,000.00	1,027.80	1.13%	5.73
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.10	1.38%	$6.96
Class C	1,000.00	1,014.35	2.13%	10.73
Class R	1,000.00	1,016.85	1.63%	8.22
Institutional Class	1,000.00	1,019.35	1.13%	5.70

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

8

Security type / sector allocation and top 10 equity holdings

Delaware Healthcare Fund	As of March 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	104.10%
Biotechnology	11.63%
Blue Chip Medical Products	50.60%
Healthcare Services	13.05%
Other	21.33%
Small/Mid-Cap Medical Products	7.49%
Rights	0.01%
Total Value of Securities	104.11%
Liabilities Net of Receivables and Other Assets	(4.11%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sanofi	7.07%
SINA	6.38%
Bristol-Myers Squibb	6.27%
Eli Lilly	5.90%
Sanofi ADR	5.28%
GlaxoSmithKline ADR	4.30%
Chugai Pharmaceutical	4.29%
Sohu.com	3.72%
Quest Diagnostics	3.63%
Boston Scientific	3.04%

9

Schedule of investments

Delaware Healthcare Fund	March 31, 2016

	Number of shares	Value (U.S. $)

Common Stock – 104.10%²

Biotechnology – 11.63%
Active Biotech †	222,754	$244,204
Alder Biopharmaceuticals †	70,000	1,714,300
Aralez Pharmaceuticals †	150,000	532,500
Baxalta	90,000	3,636,000
Dyax @=†	400,000	444,000
Epizyme †	20,000	242,400
Foundation Medicine †	100,000	1,818,000
Genomic Health †	55,000	1,362,350
ImmunoGen †	480,000	4,089,600
Intercept Pharmaceuticals †	5,000	642,350
Ligand Pharmaceuticals Class B †	65,000	6,960,850
MacroGenics †	40,000	750,000
Momenta Pharmaceuticals †	80,000	739,200
Myriad Genetics †	65,000	2,432,950
Neurocrine Biosciences †	130,000	5,141,500
Novavax †	404,100	2,085,156
Regeneron Pharmaceuticals †	20,000	7,208,800
Regulus Therapeutics †	50,000	346,500
Seattle Genetics †	130,000	4,561,700
uniQure †	84,400	1,002,672
Vanda Pharmaceuticals †	130,000	1,086,800
Vertex Pharmaceuticals †	25,000	1,987,250
Xencor †	55,000	738,100
XOMA †	800,000	618,400

		50,385,582

Blue Chip Medical Products – 50.60%
Abbott Laboratories	38,000	1,589,540
AbbVie	130,000	7,425,600
Amgen	80,000	11,994,400
AstraZeneca	100,000	5,604,966
Baxter International	90,000	3,697,200
Becton, Dickinson	9,324	1,415,570
Biogen †	15,000	3,904,800
Boston Scientific †	700,000	13,167,000
Bristol-Myers Squibb	425,000	27,149,000
Chugai Pharmaceutical	600,000	18,579,235
Eli Lilly	355,000	25,563,550
Gilead Sciences	140,000	12,860,400
GlaxoSmithKline ADR	460,000	18,653,000
Sanofi	380,000	30,640,006
Sanofi ADR	570,000	22,891,200

10

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Blue Chip Medical Products (continued)
Stryker	20,000	$2,145,800
Teva Pharmaceutical Industries ADR	5,000	267,550
UCB	100,000	7,651,239
Zimmer Biomet Holdings	38,000	4,051,940

		219,251,996

Healthcare Services – 13.05%
Aetna	80,000	8,988,000
Anthem	70,000	9,729,300
Community Health Systems †	81,000	1,499,310
DaVita HealthCare Partners †	60,000	4,402,800
Humana	10,000	1,829,500
PharMerica †	80,000	1,768,800
Quest Diagnostics @	220,000	15,719,000
Tenet Healthcare †	160,000	4,628,800
UnitedHealth Group	62,000	7,991,800

		56,557,310

Other – 21.33%
Blue Nile	44,013	1,131,574
Changyou.com ADR †	199,043	3,738,027
Cia Brasileira de Distribuicao ADR	80,900	1,125,319
Cia de Minas Buenaventura ADR †	115,300	848,608
E-Commerce China Dangdang ADR †	875,000	6,238,750
Fannie Mae †	1,300,000	1,820,000
Federal Home Loan Mortgage †	1,300,000	1,742,000
iDreamsky Technology ADR †	70,000	961,800
Intrepid Potash †	375,000	416,250
Kinross Gold †	400,000	1,360,000
News Class A	259,700	3,316,369
News Class B	700,600	9,282,950
SINA †	584,000	27,664,080
Sohu.com @†	325,818	16,141,024
Tim Participacoes ADR	940,000	10,396,400
Yahoo †	35,000	1,288,350
Youku Tudou ADR †	180,000	4,948,200

		92,419,701

Small/Mid-Cap Medical Products – 7.49%
Avon Products	190,000	913,900
Halozyme Therapeutics †	304,800	2,886,456
Intuitive Surgical †	9,250	5,559,713

11

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Small/Mid-Cap Medical Products (continued)
MorphoSys †	210,000	$10,133,056
Mylan †	280,000	12,978,000

		32,471,125

Total Common Stock (cost $416,798,005)		451,085,714

Rights – 0.01%

Ambit Bioscience @=†	76,500	45,900

Total Rights (cost $0)		45,900

Total Value of Securities – 104.11% (cost $416,798,005)		$451,131,614

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $32,349,924, which represents 7.47% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2016, the aggregate value of fair valued securities was $489,900, which represents 0.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at March 31, 2016:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	EUR	(1,075,795)	USD	1,224,180	4/4/16	$(121)
BNYM	GBP	(3,896,938)	USD	5,605,669	4/4/16	8,625

						$8,504

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets

1See Note 8 in “Notes to financial statements.”

12

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

EUR – European Monetary Unit

GBP – British Pound Sterling

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities

Delaware Healthcare Fund	March 31, 2016

Assets:
Investments, at value[1]	$451,131,614
Receivable for securities sold	31,097,876
Dividends and interest receivable	1,016,593
Receivable for fund shares sold	688,415
Unrealized appreciation on foreign currency exchange contracts	8,625

Total assets	483,943,123

Liabilities:
Cash overdraft	48,727,045
Payable for fund shares redeemed	1,196,752
Investment management fees payable	312,075
Other accrued expenses	192,550
Distribution fees payable to affiliates	105,409
Foreign currencies, at value[2]	28,788
Trustees’ fees and expenses payable	4,275
Audit and tax fees payable	34,462
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,666
Accounting and administration expenses payable to affiliates	1,747
Legal fees payable to affiliates	805
Reports and statements to shareholders expenses payable to affiliates	289
Unrealized depreciation on foreign currency exchange contracts	121

Total liabilities	50,611,984

Total Net Assets	$433,331,139

Net Assets Consist of:
Paid-in capital	$379,697,943
Distributions in excess of net investment income	(3,092,602)
Accumulated net realized gain on investments	22,388,553
Net unrealized appreciation of investments	34,333,609
Net unrealized depreciation of foreign currencies	(4,868)
Net unrealized appreciation of foreign currency exchange contracts	8,504

Total Net Assets	$433,331,139

14

Net Asset Value
Class A:
Net assets	$197,137,852
Shares of beneficial interest outstanding, unlimited authorization, no par	10,680,053
Net asset value per share	$18.46
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$19.59

Class C:
Net assets	$73,715,436
Shares of beneficial interest outstanding, unlimited authorization, no par	4,160,518
Net asset value per share	$17.72

Class R:
Net assets	$5,878,350
Shares of beneficial interest outstanding, unlimited authorization, no par	321,736
Net asset value per share	$18.27

Institutional Class:
Net assets	$156,599,501
Shares of beneficial interest outstanding, unlimited authorization, no par	8,449,354
Net asset value per share	$18.53
[1]Investments, at cost	$416,798,005
[2]Foreign currencies, at cost	(28,720)

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware Healthcare Fund	Year ended March 31, 2016

Investment Income:
Dividends	$8,285,989
Interest	587
Foreign tax withheld	(290,369)

7,996,207

Expenses:
Management fees	4,199,510
Distribution expenses – Class A	558,238
Distribution expenses – Class C	817,248
Distribution expenses – Class R	28,899
Dividend disbursing and transfer agent fees and expenses	594,357
Custodian fees	196,348
Reports and statements to shareholders expenses	185,430
Accounting and administration expenses	159,363
Registration fees	80,372
Legal fees	44,108
Audit and tax fees	39,548
Trustees’ fees and expenses	23,845
Other	22,484

6,949,750
Less expense paid indirectly	(432)

Total operating expenses	6,949,318

Net Investment Income	1,046,889

16

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$41,612,514
Foreign currencies	254,507
Foreign currency exchange contracts	(225,473)

Net realized gain	41,641,548

Net change in unrealized appreciation (depreciation) of:
Investments	(58,036,609)
Foreign currencies	10,375
Foreign currency exchange contracts	8,504

Net change in unrealized appreciation (depreciation)	(58,017,730)

Net Realized and Unrealized Loss	(16,376,182)

Net Decrease in Net Assets Resulting from Operations	$(15,329,293)

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets

Delaware Healthcare Fund

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,046,889	$95,749	$(9,738)
Net realized gain	41,641,548	15,966,791	49,040,170
Net change in unrealized appreciation (depreciation)	(58,017,730)	24,461,570	24,187,679

Net increase (decrease) in net assets resulting from operations	(15,329,293)	40,524,110	73,218,111

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,823,109)	(114,076)	—
Class C	(82,732)	—	—
Class R	(31,661)	—	—
Institutional Class	(1,970,545)	(515,245)	—

Net realized gain:
Class A	(14,487,784)	(19,689,841)	(4,452,800)
Class C	(5,555,462)	(6,913,899)	(881,858)
Class R	(360,345)	(488,804)	(69,204)
Institutional Class	(11,974,846)	(17,219,163)	(2,279,109)

	(36,286,484)	(44,941,028)	(7,682,971)

Capital Share Transactions:
Proceeds from shares sold:
Class A	67,165,426	44,133,042	93,268,028
Class C	21,404,861	15,910,192	31,685,183
Class R	3,735,509	1,616,373	2,826,530
Institutional Class	65,941,886	37,028,156	120,177,841

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	15,673,196	19,057,399	3,735,112
Class C	4,283,157	5,635,155	857,272
Class R	392,004	488,801	69,204
Institutional Class	11,834,779	15,131,644	1,644,574

	190,430,818	139,000,762	254,263,744

18

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):

Cost of shares redeemed:
Class A	$(80,850,210)	$(28,919,470)	$(112,698,326)
Class C	(19,683,035)	(6,497,054)	(6,346,247)
Class R	(3,397,791)	(868,371)	(1,332,062)
Institutional Class	(81,607,460)	(57,673,078)	(42,225,492)

	(185,538,496)	(93,957,973)	(162,602,127)

Increase in net assets derived from capital share transactions	4,892,322	45,042,789	91,661,617

Net Increase (Decrease) in Net Assets	(46,723,455)	40,625,871	157,196,757

Net Assets:
Beginning of period	480,054,594	439,428,723	282,231,966

End of period	$433,331,139	$480,054,594	$439,428,723

Undistributed (Distributions in excess of) net investment income	$(3,092,602)	$(333,719)	$6,260

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Year	10/1/14
ended	to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$20.360	$20.610	$17.190	$11.940	$10.350	$10.410

0.050	0.006	0.001	(0.007)	0.059	(0.006)
(0.438)	1.828	3.839	5.294	2.288	0.606

(0.388)	1.834	3.840	5.287	2.347	0.600

(0.169)	(0.012)	—	(0.037)	(0.002)	(0.009)
(1.343)	(2.072)	(0.420)	—	(0.755)	(0.651)

(1.512)	(2.084)	(0.420)	(0.037)	(0.757)	(0.660)

$18.460	$20.360	$20.610	$17.190	$11.940	$10.350

(2.45% )	9.31%	22.68%	44.50%	23.96%	5.89%

$197,138	$218,427	$185,734	$165,780	$41,425	$36,584
1.37%	1.36%	1.35%	1.38%	1.55%	1.60%
1.37%	1.36%	1.35%	1.43%	1.63%	1.85%
0.25%	0.06%	0.01%	(0.05% )	0.52%	(0.06% )
0.25%	0.06%	0.01%	(0.10% )	0.44%	(0.31% )
46%	19%	60%	29%	88%	101%

21

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Year	10/1/14
ended	to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13		9/30/12	9/30/11

$19.600	$19.970	$16.800	$11.710		$10.240	$10.370

(0.098)	(0.066)	(0.139)	(0.117)		(0.026)	(0.089)
(0.419)	1.768	3.729	5.207		2.251	0.610

(0.517)	1.702	3.590	5.090		2.225	0.521

(0.020)	—	—	—		—	—
(1.343)	(2.072)	(0.420)	—		(0.755)	(0.651)

(1.363)	(2.072)	(0.420)	—		(0.755)	(0.651)

$17.720	$19.600	$19.970	$16.800		$11.710	$10.240

(3.17% )	8.92%	21.77%	43.47%		22.96%	5.11%

$73,715	$76,558	$62,398	$28,557		$5,446	$4,930
2.12%	2.11%	2.10%	2.13%		2.30%	2.35%
2.12%	2.11%	2.10%	2.13%		2.33%	2.55%
(0.50% )	(0.69% )	(0.74% )	(0.80%	)	(0.23% )	(0.81% )
(0.50% )	(0.69% )	(0.74% )	(0.80%	)	(0.26% )	(1.01% )
46%	19%	60%	29%		88%	101%

23

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Year	10/1/14
ended	to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$20.170	$20.450	$17.100	$11.870	$10.320	$10.400

(0.001)	(0.019)	(0.046)	(0.044)	0.030	(0.036)
(0.438)	1.811	3.816	5.281	2.275	0.607

(0.439)	1.792	3.770	5.237	2.305	0.571

(0.118)	—	—	(0.007)	—	—
(1.343)	(2.072)	(0.420)	—	(0.755)	(0.651)

(1.461)	(2.072)	(0.420)	(0.007)	(0.755)	(0.651)

$18.270	$20.170	$20.450	$17.100	$11.870	$10.320

(2.71% )	9.17%	22.46%	44.15%	23.60%	5.60%

$5,878	$5,713	$4,506	$2,360	$773	$293
1.62%	1.61%	1.60%	1.63%	1.80%	1.85%
1.62%	1.61%	1.60%	1.73%	1.93%	2.15%
0.00%	(0.19% )	(0.24% )	(0.30% )	0.27%	(0.31% )
0.00%	(0.19% )	(0.24% )	(0.40% )	0.14%	(0.61% )
46%	19%	60%	29%	88%	101%

25

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year	10/1/14
ended	to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$20.440	$20.700	$17.230	$11.960	$10.370	$10.430

0.101	0.031	0.050	0.031	0.086	0.022
(0.447)	1.843	3.840	5.304	2.290	0.602

(0.346)	1.874	3.890	5.335	2.376	0.624

(0.221)	(0.062)	—	(0.065)	(0.031)	(0.033)
(1.343)	(2.072)	(0.420)	—	(0.755)	(0.651)

(1.564)	(2.134)	(0.420)	(0.065)	(0.786)	(0.684)

$18.530	$20.440	$20.700	$17.230	$11.960	$10.370

(2.20% )	9.49%	23.00%	44.86%	24.26%	6.13%

$156,600	$179,357	$186,791	$85,535	$8,566	$8,643
1.12%	1.11%	1.10%	1.13%	1.30%	1.35%
1.12%	1.11%	1.10%	1.13%	1.33%	1.55%
0.50%	0.31%	0.26%	0.20%	0.77%	0.19%
0.50%	0.31%	0.26%	0.20%	0.74%	(0.01% )
46%	19%	60%	29%	88%	101%

27

Notes to financial statements
Delaware Healthcare Fund	March 31, 2016

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the

28

course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2016, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financials statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

29

Notes to financial statements

Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended March 31, 2016, the Fund earned $432 under this agreement.

During the year ended March 31, 2016, the Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. The Fund is required to pay interest to the custodian on negative cash balances. During the year ended March 31, 2016, the Fund incurred approximately $121,504 in overdraft fees at an average rate of 0.67%, and this fee is included on the “Statement of operations” under “Custodian fees.” During the year ended March 31, 2016, the Fund had an average outstanding overdraft balance of 3.68% based on the average net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of the average daily net assets of the Fund; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the

30

Delaware Investments® Family of Funds on a relative net asset value (NAV) basis. For the year ended March 31, 2016, the Fund was charged $23,487 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the year ended March 31, 2016, the Fund was charged $102,840 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2016, the Fund was charged $10,251 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2016, DDLP earned $198,755 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2016, DDLP received gross CDSC commissions of $2,605 and $17,493 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended March 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$230,343,352
Sales	243,714,664

31

Notes to financial statements

Delaware Healthcare Fund

3. Investments (continued)

At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$421,382,687
Aggregate unrealized appreciation of investments	$ 77,686,123
Aggregate unrealized depreciation of investments	(47,937,196)
Net unrealized appreciation of investments	$ 29,748,927

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

32

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Biotechnology	$49,941,582	$444,000	$50,385,582
Blue Chip Medical Products	219,251,996	—	219,251,996
Healthcare Services	56,557,310	—	56,557,310
Other	92,419,701	—	92,419,701
Small/Mid-Cap Medical Products	32,471,125	—	32,471,125
Rights	—	45,900	45,900

Total Value of Securities	$450,641,714	$489,900	$451,131,614

Foreign Currency Exchange Contracts	$—	$8,504	$8,504

During the year ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended March 31, 2016, period Oct. 1, 2014 to March 31, 2015 and the year ended Sept. 30, 2014 was as follows:

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Notes to financial statements

Delaware Healthcare Fund

4. Dividend and Distribution Information (continued)

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Ordinary income	$4,442,782	$28,195,769	$5,835,347
Long-term capital gains	31,843,702	16,745,259	1,847,624

Total	$36,286,484	$44,941,028	$7,682,971

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

The Fund paid capital gains on foreign securities. These gains were designated as long-term capital gain distributions.

5. Components of Net Assets on a Tax Basis

As of March 31, 2016, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$379,697,943
Undistributed long-term capital gains	23,880,633
Net unrealized appreciation on investments, foreign currencies, and derivatives	29,752,563
Net assets	$433,331,139

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, sale of passive foreign investment companies and redesignation of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2016, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$ 102,275
Accumulated net realized gain	(102,275)

34

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Shares sold:
Class A	3,270,473	2,189,596	4,946,863
Class C	1,067,587	817,782	1,714,079
Class R	188,062	81,370	149,460
Institutional Class	3,225,489	1,831,208	6,168,667

Shares issued upon reinvestment of dividends and distributions:
Class A	792,777	974,305	211,861
Class C	225,192	298,472	49,870
Class R	20,021	25,209	3,950
Institutional Class	596,511	771,236	93,071

	9,386,112	6,989,178	13,337,821

Shares redeemed:
Class A	(4,110,903)	(1,448,633)	(5,787,936)
Class C	(1,037,739)	(334,801)	(339,826)
Class R	(169,612)	(43,710)	(71,000)
Institutional Class	(4,148,498)	(2,849,297)	(2,203,599)

	(9,466,752)	(4,676,441)	(8,402,361)

Net increase (decrease)	(80,640)	2,312,737	4,935,460

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

Certain shareholders of Class A and Class C shares may exchange their shares for Institutional Class shares. For the year ended March 31, 2016, the period Oct. 1, 2014 to March 31, 2015 and the year ended Sept. 30, 2014, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Class C Shares	Institutional Class Shares	Value
Year ended 3/31/16	1,403	4,386	593	595	—	5,586	$125,669
10/1/14 to 3/31/15	788	—	—	—	758	—	15,125
Year ended 9/30/14	556	2,236	—	—	—	2,719	51,862

35

Notes to financial statements

Delaware Healthcare Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of March 31, 2016, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

36

During the year ended March 31, 2016, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of March 31, 2016 were as follows:

Asset Derivatives Fair Value
Statement of Assets and Liabilities
Location	Currency Contracts
Unrealized appreciation on foreign currency exchange contracts	$8,625
Liability Derivatives Fair Value
Statement of Assets and Liabilities
Location	Currency Contracts
Unrealized depreciation on foreign currency exchange contracts	$(121)

The effect of derivative instruments on the “Statement of operations” for the year ended March 31, 2016 was as follows:

Net Realized Loss on: Foreign Currency Exchange Contracts
Currency contracts	$(225,473)
Net Change in Unrealized Appreciation of: Foreign Currency Exchange Contracts
Currency contracts	$8,504

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended March 31, 2016.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$72,484	$131,840

9. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial

37

Notes to financial statements

Delaware Healthcare Fund

9. Offsetting (continued)

statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At March 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$8,625	$(121)	$8,504

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$8,504	$—	$—	$—	$—	$8,504

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than

38

the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund

39

Notes to financial statements

Delaware Healthcare Fund

10. Securities Lending (continued)

would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2016, the Fund had no securities out on loan.

11. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

40

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

41

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV

and Shareholders of Delaware Healthcare Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Healthcare Fund (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2016

42

Other Fund information (Unaudited)

Delaware Healthcare Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended March 31, 2016, the Fund reports distributions paid during the period as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	87.76%
(B) Ordinary Income Distributions (Tax Basis)*	12.24%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying Dividend[1]	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on a percentage of the Fund’s ordinary income distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* For the fiscal year ended March 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100.00%. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

For the fiscal year ended March 31, 2016, certain interest income paid by the Fund, has been determined to be Qualified Interest Income and Short-Term Capital Gains, and may be subject to relief from U.S. withholding foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2016, the Fund has reported maximum distributions of Qualified Interest Income and Short-Term Capital Gains of $219 and $293,013, respectively.

43

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1,3]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015
Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

44

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as	64	Trustee — UBS
President of		Relationship Funds,
Delaware Investments[2]		SMA Relationship
since June 2015 and was the		Trust, and UBS Funds
Regional Head of Americas for		(May 2010–April 2015)
UBS Global Asset
Management from
2010 through 2015.

Private Investor	64	Director —
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)
Chief Executive Officer	64	None
Private Wealth Management
(2011–2013) and
Market Manager,
New Jersey Private
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	64	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

45

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

46

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	64	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.
Private Investor	64	None
(2004–Present)
Chief Executive Officer —	64	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust
Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

47

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

48

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	64	Director — HSBC Finance
(2010–April 2013),		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010), and Executive Vice		Director —
President and Chief		HSBC Bank
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Vice President and Treasurer	64	Director, Audit and
(January 2006–July 2012)		Compliance Committee Chair,
Vice President —		Investment Committee
Mergers & Acquisitions		Member, and Governance
(January 2003–January 2006),		Committee Member —
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)		Chair — 3M
3M Corporation		Investment Management
Company
(2005–2012)

49

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

50

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served as	64	None[3]

Senior Vice President of

the Fund(s) and

the investment advisor

since 2013, General Counsel

of the Fund(s) and

the investment advisor

since 2015, and Secretary

of the Fund(s) and the

investment advisor since 2005.

Daniel V. Geatens has served	64	None[3]
as Vice President and
Treasurer of the Fund(s) since 2007 and Vice President and Director of Financial
Administration of the investment advisor since 2010.
Richard Salus has served as	64	None[3]
Senior Vice President and Chief Financial Officer of the Fund(s) and the investment advisor since 2006.

[3]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

51

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments ®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/literature; and (ii) on the SEC’s website at sec.gov.

52

Annual report

U.S. equity mutual fund

Delaware Smid Cap Growth Fund

March 31, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of March 31, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review

Delaware Smid Cap Growth Fund	April 12, 2016 (Unaudited)

Performance preview (for the year ended March 31, 2016)
Delaware Smid Cap Growth Fund (Class A shares)	1-year return	+2.26%
Russell 2500™ Growth Index (benchmark)	1-year return	-9.57%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Smid Cap Growth Fund, please see the table on page 4.

The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Please see page 6 for a description of the index.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Jackson Square Partners, LLC (JSP), a U.S. registered investment advisor, is the sub-advisor to the Fund. As sub-advisor, JSP is responsible for day-to-day management of the Fund’s assets. Although JSP serves as sub-advisor, the investment manager, Delaware Management Company (DMC), a series of Delaware Management Business Trust, has ultimate responsibility for all investment advisory services.

The fiscal year ended March 31, 2016, was notable for the volatility that roiled markets both in the United States and overseas. Sharply lower oil prices, investors’ preoccupation with the U.S. Federal Reserve, China’s slowing economy, and the inability of Europe and Japan to gain economic traction all contributed to a turbulent fiscal period. The U.S. economy, seemingly ignoring the markets, maintained its slow advance as key indicators such as unemployment and gross domestic product (GDP) – a measure of economic activity – growth continued to improve. While large companies eked out a small gain, small- and mid-sized companies did not fare nearly as well.

U.S. equities opened the period on an encouraging note, reaching new peaks late in April 2015 and again in May. A steady flow of mergers and acquisitions, a rebound in hiring, and solid housing data all combined to fuel investors’ appetite for risk. It also fueled speculation that the Fed would imminently reverse its seven-year, near-zero interest-rate policy. That decision was repeatedly delayed, however, as markets became increasingly volatile. Finally, in December 2015, the Fed acted, raising rates by 0.25 percentage points and hinting that as many as four additional increases were possible in 2016. Initially taking the increase in stride, markets sold off sharply in January. When the Fed eased its position in February, indicating that further hikes in 2016 could be limited to as few as one, global markets rebounded sharply.

Oil prices fell precipitously through 2015 and into 2016, declining by more than half, and eventually bottoming out at less than $30 a barrel. Nevertheless, major oil producers, including the Organization of the Petroleum Exporting Countries (OPEC), maintained output throughout the period. That led many U.S. shale-oil producers to curtail production. Additionally, global markets became extremely volatile in August and September, experiencing a correction for the first time since October 2011. As equity markets recovered late in the period, oil prices gained somewhat as well, climbing back to $40 a barrel. (Source: Bloomberg.)

The deepening slowdown of China’s economy pressured many of the emerging market economies and weakened energy and commodity prices. China presented investors with an unwelcome surprise in mid-August when it devalued the yuan roughly 2% relative to the U.S. dollar. With the cost of Chinese goods falling,

Portfolio management review

Delaware Smid Cap Growth Fund

emerging market economies were among the weakest performers during the period. As the fiscal year drew to a close, however, there were signs of recovery.

The upward pace of domestic economic activity continued to be slow. The GDP growth rate appeared to be tapering off during the fiscal period, but an upward revision in fourth-quarter data was encouraging. The unemployment rate dropped to an eight-year low in February. At the same time, the strength of the dollar relative to most other global currencies put pressure on U.S. exports. Still, the economy in the U.S. was stronger than those in Europe and Japan, where low interest rates, weak currencies, and aggressive quantitative easing programs continued. All things considered, investors in U.S. equities were buoyed by the sharp market rebound that began in February and carried through to the end of the fiscal period.

Within the Fund

For the fiscal year ended March 31, 2016, Delaware Smid Cap Growth Fund outperformed its benchmark, the Russell 2500 Growth Index. The Fund returned +2.26% (Class A shares at net asset value) and -3.61% at maximum offering price (both figures reflect all distributions). During the same period, the benchmark returned -9.57%. For complete, annualized performance of Delaware Smid Cap Growth Fund, please see the table on page 4.

While performance was overwhelmingly driven by the Fund’s individual stock exposure, on a sector level strong relative performance in healthcare and financial services was partially offset by weak relative performance in the consumer discretionary and materials-and-processing sectors.

Heartland Payment Systems contributed to the Fund’s performance during the fiscal period. The stock rose sharply during the fourth quarter of 2015 after it was announced that Global Payments planned to acquire Heartland Payment Systems in a stock and cash deal. The combined entity would result in one of the largest electronic-payment solution providers, serving approximately 2.5 million merchants globally. On a standalone basis, we continue to believe Heartland is well-positioned to benefit from the secular global trend of payment transactions moving from paper-based currency to electronic transactions. However, while we believe the two businesses combined could complement each other and provide increased scale, we are assessing the long-term potential of the merged company.

Blackbaud also contributed to performance during the fiscal period. The company continues to add new customers and offer additional products focused on fundraising and relationship management for the nonprofit sector. Additionally, the company’s new cloud-based products have helped drive organic revenue growth and margin expansion. We feel Blackbaud has a competitive advantage as it is one of the few companies that offers products and services specifically tailored to the nonprofit sector. We believe the company should see continued growth as a growing number of nonprofits are adopting its products, given the company’s ability to deliver an attractive return on investment by optimizing a nonprofit’s effectiveness and efficiency.

Shutterstock, a provider of sound- and digital-image-licensing services, detracted from the Fund’s performance during the fiscal period. The stock experienced weakness amid increasing concerns that Adobe, among other competitors, is aggressively pursuing this space. We continue to believe that Shutterstock presents an attractive alternative to traditional licensed digital-image and sound providers. The company offers a pure-pricing model and relatively transparent terms at a lower cost compared to existing companies. Despite increased competition from new entrants to the market, such as Adobe and others, we believe recent acquisitions and strategic partnerships should help the company further strengthen its competitive position.

Zebra Technologies also detracted from performance during the fiscal period. After strong price appreciation during the first half of 2015, the stock experienced weakness as the company reported somewhat mixed financial results and forward guidance. While costs associated with the acquisition of the Motorola Solutions enterprise business continued to hamper current financial results, we believed this acquisition – which was the catalyst for our initial purchase of the company – could lead to meaningful cost and product synergies. The acquisition gives Zebra a more diversified product offering, helps strengthen its competitive position, and increases its market share. Additionally, we continue to believe the acquired technology from this business should allow the company to offer enhanced next-generation products.

The Fund used derivatives, including foreign currency exchange contracts, during the fiscal period. These, however, had a minimal effect on performance.

Regardless of the economic outcome, we remain consistent in our long-term investment philosophy: We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Performance summary

Delaware Smid Cap Growth Fund	March 31, 2016 (Unaudited)

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2016
	1 year	5 years	10 years
Class A (Est. March 27, 1986)
Excluding sales charge	+2.26%	+10.32%	+8.69%
Including sales charge	-3.61%	+9.02%	+8.05%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+1.53%	+9.52%	+7.89%
Including sales charge	+0.65%	+9.52%	+7.89%
Class R (Est. June 2, 2003)
Excluding sales charge	+1.99%	+10.06%	+8.44%
Including sales charge	+1.99%	+10.06%	+8.44%
Institutional Class
(Est. Nov. 9, 1992)
Excluding sales charge	+2.54%	+10.61%	+8.99%
Including sales charge	+2.54%	+10.61%	+8.99%
Russell 2500 Growth Index	-9.57%	+8.77%	+6.99%

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 5.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.22%	1.97%	1.47%	0.97%
(without fee waivers)
Net expenses	1.22%	1.97%	1.47%	0.97%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	n/a

Performance summary

Delaware Smid Cap Growth Fund

Performance of a $10,000 Investment1

Average annual total returns from March 31, 2006, through March 31, 2016

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on March 31, 2006, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 4 through 7.

The graph also assumes $10,000 invested in the Russell 2500 Growth Index as of March 31, 2006. The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFCIX	245906102
Class C	DEEVX	245906409
Class R	DFRIX	245906508
Institutional Class	DFDIX	245906201

Disclosure of Fund expenses

For the six-month period from October 1, 2015 to March 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2015 to March 31, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratio	Expenses Paid During Period 10/1/15 to 3/31/16*
Actual Fund return†
Class A	$1,000.00	$1,071.80	1.20%	$6.22
Class C	1,000.00	1,068.00	1.95%	10.08
Class R	1,000.00	1,070.30	1.45%	7.50
Institutional Class	1,000.00	1,073.20	0.95%	4.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$6.06
Class C	1,000.00	1,015.25	1.95%	9.82
Class R	1,000.00	1,017.75	1.45%	7.31
Institutional Class	1,000.00	1,020.25	0.95%	4.80

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of March 31, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	98.60%
Consumer Discretionary	28.24%
Energy	3.54%
Financial Services	16.15%
Healthcare	11.59%
Producer Durables	13.56%
Technology	21.44%
Utilities	4.08%
Short-Term Investments	1.12%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sally Beauty Holdings	6.81%
Equity Commonwealth	5.49%
Blackbaud	5.42%
Graco	5.34%
DineEquity	5.12%
Zebra Technologies	5.05%
Bio-Techne	4.92%
VeriFone Systems	4.73%
Dunkin’ Brands Group	4.60%
ABIOMED	4.48%

Schedule of investments
Delaware Smid Cap Growth Fund	March 31, 2016

	Number of shares	Value (U.S. $)

Common Stock – 98.60%

Consumer Discretionary – 28.24%
DineEquity	716,359	$66,929,421
Dunkin’ Brands Group	1,274,713	60,128,212
Liberty TripAdvisor Holdings Class A †	1,252,747	27,760,874
Outfront Media	2,133,545	45,017,800
Pandora Media †	3,429,271	30,691,974
Quotient Technology †	1,480,523	15,693,544
Sally Beauty Holdings †	2,748,548	88,997,984
Shutterstock †	921,007	33,828,587

		369,048,396

Energy – 3.54%
Core Laboratories (Netherlands)	411,484	46,254,916

		46,254,916

Financial Services – 16.15%
Affiliated Managers Group †	260,658	42,330,859
Equity Commonwealth †	2,540,901	71,704,226
Heartland Payment Systems	207,049	19,994,722
LendingClub †	2,626,914	21,803,386
MSCI Class A	632,389	46,847,377
WisdomTree Investments	727,019	8,309,827

		210,990,397

Healthcare – 11.59%
ABIOMED †	617,678	58,562,051
athenahealth †	206,546	28,664,454
Bio-Techne	680,090	64,282,107

		151,508,612

Producer Durables – 13.56%
Expeditors International of Washington	847,526	41,367,744
Graco	831,456	69,809,046
Zebra Technologies †	956,748	66,015,612

		177,192,402

Technology – 21.44%
Arista Networks †	349,356	22,044,364
Blackbaud @	1,126,401	70,839,359
Ellie Mae †	290,395	26,321,403
Logitech International Class R	2,947,200	46,895,284
NIC @	1,426,685	25,723,131
Paycom Software †	343,766	12,238,070
VeriFone Systems †	2,189,991	61,845,346
Yelp †	720,458	14,322,705

		280,229,662

Schedule of investments

Delaware Smid Cap Growth Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Utilities – 4.08%
j2 Global	866,078	$53,333,083

		53,333,083

Total Common Stock (cost $956,013,093)		1,288,557,468

	Principal amount°

Short-Term Investments – 1.12%

Discount Notes – 0.39%≠
Federal Home Loan Bank
0.32% 4/13/16	104,337	104,330
0.339% 5/19/16	5,497	5,496
0.354% 5/18/16	598,615	598,420
0.37% 4/15/16	1,139,665	1,139,576
0.375% 4/21/16	797,998	797,910
0.375% 4/22/16	884,086	883,983
0.385% 6/8/16	153,771	153,684
0.53% 8/15/16	1,436,759	1,434,643

		5,118,042

Repurchase Agreements – 0.73%
Bank of America Merrill Lynch 0.23%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $2,035,259 (collateralized by U.S. government obligations 2.50% 7/15/16; market value $2,075,951)	2,035,246	2,035,246
Bank of Montreal 0.29%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $3,392,103 (collateralized by U.S. government obligations 0%–8.75% 5/26/16–11/30/22; market value $3,459,918)	3,392,076	3,392,076
BNP Paribas 0.30%, dated 3/31/16, to be repurchased on 4/1/16, repurchase price $4,096,712 (collateralized by U.S. government obligations 0.00%–4.75% 5/15/16–8/15/44; market value $4,178,612)	4,096,678	4,096,678

		9,524,000

Total Short-Term Investments (cost $14,640,927)		14,642,042

Total Value of Securities – 99.72% (cost $970,654,020)		$1,303,199,510

@	Illiquid security. At March 31, 2016, the aggregate value of illiquid securities was $96,562,490, which represents 7.39% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	March 31, 2016

Assets:
Investments, at value[1]	$1,288,557,468
Short-term investments, at value[2]	14,642,042
Cash	726,379
Receivable for securities sold	3,579,002
Dividends and interest receivable	1,134,948
Receivable for fund shares sold	850,205

Total assets	1,309,490,044

Liabilities:
Payable for fund shares redeemed	983,985
Investment management fees payable	772,365
Other accrued expenses payable	530,100
Distribution fees payable to affiliates	227,310
Trustees’ fees and expenses payable	11,796
Audit and tax fees payable	34,462
Dividend disbursing and transfer agent fees and expenses payable to affiliates	22,770
Accounting and administration expenses payable to affiliates	5,189
Legal fees payable to affiliates	2,392
Reports and statements to shareholders expenses payable to affiliates	871

Total liabilities	2,591,240

Total Net Assets	$1,306,898,804

Net Assets Consist of:
Paid-in capital	$883,130,513
Undistributed net investment income	58,081
Accumulated net realized gain on investments	91,160,831
Net unrealized appreciation of investments	332,545,490
Net unrealized appreciation of foreign currencies	3,889

Total Net Assets	$1,306,898,804

Net Asset Value
Class A:
Net assets	$787,582,525
Shares of beneficial interest outstanding, unlimited authorization, no par	29,126,699
Net asset value per share	$27.04
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$28.69

Class C:
Net assets	$67,633,348
Shares of beneficial interest outstanding, unlimited authorization, no par	3,606,045
Net asset value per share	$18.76

Class R:
Net assets	$18,768,245
Shares of beneficial interest outstanding, unlimited authorization, no par	728,197
Net asset value per share	$25.77

Institutional Class:
Net assets	$432,914,686
Shares of beneficial interest outstanding, unlimited authorization, no par	13,188,220
Net asset value per share	$32.83

[1]Investments, at cost	$956,013,093

[2]Short-term investments, at cost	14,640,927

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Smid Cap Growth Fund	Year ended March 31, 2016

Investment Income:
Dividends	$15,618,828
Interest	64,818
Foreign tax withheld	(399,538)

15,284,108

Expenses:
Management fees	9,260,202
Distribution expenses – Class A	1,991,561
Distribution expenses – Class C	734,439
Distribution expenses – Class R	89,745
Dividend disbursing and transfer agent fees and expenses	2,064,050
Accounting and administration expenses	421,961
Reports and statements to shareholders expenses	242,841
Legal fees	119,344
Registration fees	86,434
Custodian fees	70,200
Trustees’ fees and expenses	63,057
Audit and tax fees	31,411
Other	41,338

15,216,583
Less expense paid indirectly	(986)

Total operating expenses	15,215,597

Net Investment Income	68,511

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$150,969,528
Foreign currencies	(22,966)
Foreign currency exchange contracts	12,536

Net realized gain	150,959,098

Net change in unrealized appreciation (depreciation) of:
Investments	(123,711,657)
Foreign currencies	1,161

Net change in unrealized appreciation (depreciation)	(123,710,496)

Net Realized and Unrealized Gain	27,248,602

Net Increase in Net Assets Resulting from Operations	$27,317,113

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$68,511	$3,379,647	$(4,725,328)
Net realized gain	150,959,098	74,209,460	189,292,505
Net change in unrealized appreciation (depreciation)	(123,710,496)	106,919,236	(128,755,027)

Net increase in net assets resulting from operations	27,317,113	184,508,343	55,812,150

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(81,345,435)	(107,509,630)	(35,124,324)
Class B	—	—	(165,761)
Class C	(10,164,060)	(13,664,924)	(4,182,332)
Class R	(1,983,921)	(2,365,663)	(677,387)
Institutional Class	(37,334,654)	(38,806,333)	(7,509,152)

	(130,828,070)	(162,346,550)	(47,658,956)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,942,834	12,920,781	46,401,012
Class B	—	—	1,125
Class C	4,104,926	4,318,072	4,657,490
Class R	8,398,941	3,084,612	6,150,592
Institutional Class	143,310,292	43,963,973	198,781,799

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	78,519,296	103,696,274	34,142,748
Class B	—	—	165,079
Class C	8,051,879	10,411,321	4,061,829
Class R	1,983,903	2,365,644	677,381
Institutional Class	36,823,008	38,203,918	7,240,418

	314,135,079	218,964,595	302,279,473

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(98,061,309)	$(70,392,127)	$(262,820,475)
Class B	—	—	(3,580,263)
Class C	(15,133,810)	(9,502,098)	(19,554,156)
Class R	(7,354,371)	(5,150,178)	(7,357,513)
Institutional Class	(83,853,253)	(66,052,039)	(97,007,188)

	(204,402,743)	(151,096,442)	(390,319,595)

Increase (decrease) in net assets derived from capital share transactions	109,732,336	67,868,153	(88,040,122)

Net Increase (Decrease) in Net Assets	6,221,379	90,029,946	(79,886,928)

Net Assets:
Beginning of period	1,300,677,425	1,210,647,479	1,290,534,407

End of period	$1,306,898,804	$1,300,677,425	$1,210,647,479

Undistributed (Distributions in excess of) net investment income	$58,081	$—	$(4,607,544)

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended	10/1/14 to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$ 29.410	$ 29.120	$ 28.960	$ 24.930	$ 21.180	$ 19.650

(0.008)	0.076	(0.106)	(0.064)	(0.070)	0.158
0.646	4.336	1.345	5.676	4.766	2.515
0.638	4.412	1.239	5.612	4.696	2.673

—	—	—	—	—	(0.205)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.143)

$ 27.040	$ 29.410	$ 29.120	$ 28.960	$ 24.930	$ 21.180

2.26%	16.02%	4.19%	24.34%	22.54%	13.57%

$787,583	$838,620	$779,507	$956,010	$931,398	$706,442
1.20%	1.22%	1.19%	1.19%	1.22%	1.32%
1.20%	1.22%	1.19%	1.24%	1.25%	1.32%
(0.03%)	0.53%	(0.36%)	(0.25%)	(0.29%)	0.68%
(0.03%)	0.53%	(0.36%)	(0.30%)	(0.32%)	0.68%
24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Year ended	10/1/14 to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$ 21.460	$ 22.340	$ 22.620	$ 19.970	$ 17.250	$ 16.210

(0.159)	(0.024)	(0.254)	(0.201)	(0.198)	(0.003)
0.467	3.266	1.053	4.433	3.864	2.083
0.308	3.242	0.799	4.232	3.666	2.080

—	—	—	—	—	(0.102)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.040)

$ 18.760	$ 21.460	$ 22.340	$ 22.620	$ 19.970	$ 17.250

1.53%	15.60%	3.39%	23.42%	21.68%	12.77%

$ 67,633	$ 79,901	$ 77,021	$ 88,886	$ 88,316	$ 59,513
1.95%	1.97%	1.94%	1.94%	1.95%	2.02%
1.95%	1.97%	1.94%	1.94%	1.95%	2.02%
(0.78%)	(0.22%)	(1.11%)	(1.00%)	(1.02%)	(0.02% )
(0.78%)	(0.22%)	(1.11%)	(1.00%)	(1.02%)	(0.02% )
24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended	10/1/14 to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$ 28.240	$ 28.150	$ 28.100	$ 24.290	$ 20.700	$ 19.240

(0.076)	0.038	(0.175)	(0.125)	(0.123)	0.109
0.614	4.174	1.304	5.517	4.659	2.455
0.538	4.212	1.129	5.392	4.536	2.564

—	—	—	—	—	(0.166)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.104)

$ 25.770	$ 28.240	$ 28.150	$ 28.100	$ 24.290	$ 20.700

1.99%	15.85%	3.92%	24.06%	22.29%	13.29%

$ 18,768	$ 17,416	$ 16,936	$ 17,428	$ 11,764	$ 4,737
1.45%	1.47%	1.44%	1.44%	1.45%	1.52%
1.45%	1.47%	1.44%	1.54%	1.55%	1.62%
(0.28%)	0.28%	(0.61%)	(0.50%)	(0.52%)	0.48%
(0.28%)	0.28%	(0.61%)	(0.60%)	(0.62%)	0.38%
24%	8%	26%	14%	20%	21%

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Year ended	10/1/14 to	Year ended

3/31/16	3/31/15[1]	9/30/14	9/30/13	9/30/12	9/30/11

$ 34.980	$ 33.890	$ 33.460	$ 28.480	$ 24.010	$ 22.130

0.075	0.132	(0.040)	(0.001)	(0.006)	0.257
0.783	5.080	1.549	6.563	5.422	2.824
0.858	5.212	1.509	6.562	5.416	3.081

—	—	—	—	—	(0.263)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)
(3.008)	(4.122)	(1.079)	(1.582)	(0.946)	(1.201)

$ 32.830	$ 34.980	$ 33.890	$ 33.460	$ 28.480	$ 24.010

2.54%	16.13%	4.44%	24.66%	22.90%	13.90%

$432,915	$364,740	$337,183	$224,829	$217,946	$134,974
0.95%	0.97%	0.94%	0.94%	0.95%	1.02%
0.95%	0.97%	0.94%	0.94%	0.95%	1.02%
0.22%	0.78%	(0.11%)	0.00%	(0.02%)	0.98%
0.22%	0.78%	(0.11%)	0.00%	(0.02%)	0.98%
24%	8%	26%	14%	20%	21%

Notes to financial statements
Delaware Smid Cap Growth Fund	March 31, 2016

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2012–March 31, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements  –  The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2016, and matured on the next business day.

Foreign Currency Transactions  –  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates  –  The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended March 31, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended March 31, 2016, the Fund earned $986 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the

Delaware Investments® Family of Funds on a relative net asset value (NAV) basis. For the year ended March 31, 2016, the Fund was charged $62,173 for these services. This amount is included on the “Statements of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. For the year ended March 31, 2016, the Fund was charged $272,258 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2016, the Fund was charged $28,488 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2016, DDLP earned $21,942 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2016, DDLP received gross CDSC commissions of $69 and $505 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Cross trades for the year ended March 31, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2016, the Fund engaged in securities sales of $15,755,629, which resulted in net realized gain of $1,390.

3. Investments

For the year ended March 31, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$303,055,273
Sales	298,993,648

At March 31, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$972,699,121

Aggregate unrealized appreciation of investments	$424,015,570
Aggregate unrealized depreciation of investments	(93,515,181)

Net unrealized appreciation of investments	$330,500,389

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$1,288,557,468	$—	$1,288,557,468
Short-Term Investments	—	14,642,042	14,642,042

Total Value of Securities	$1,288,557,468	$14,642,042	$1,303,199,510

During the year ended March 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2016, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign

Notes to financial statements

Delaware Smid Cap Growth Fund

currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the year ended March 31, 2016, period Oct. 1, 2014 to March 31, 2015 and the year ended Sept. 30, 2014 was as follows:

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Ordinary income	$4,131,896	$—	$10,377,155
Long-term capital gains	126,696,174	162,346,550	64,433,856

Total	$130,828,070	$162,346,550	$74,811,011

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

The Fund paid capital gains on foreign securities. These gains were designated as long-term capital gain distributions.

5. Components of Net Assets on a Tax Basis

As of March 31, 2016, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$883,130,513
Undistributed ordinary income	303,398
Undistributed long-term capital gains	92,960,615
Net unrealized appreciation on investments, foreign currencies, and derivatives	330,504,278

Net assets	$1,306,898,804

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2016, the Fund recorded the following reclassifications:

Undistributed net investment income	$(10,430)
Accumulated net realized gain	10,430

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended 3/31/16	10/1/14 to 3/31/15*	Year ended 9/30/14
Shares sold:
Class A	1,165,233	448,109	1,557,930
Class B	—	—	50
Class C	210,130	209,023	203,372
Class R	307,945	112,071	214,765
Institutional Class	4,158,023	1,269,292	5,845,503

Shares issued upon reinvestment of dividends and distributions:
Class A	2,928,733	3,742,197	1,144,964
Class B	—	—	7,452
Class C	431,968	513,632	176,448
Class R	77,587	88,833	23,455
Institutional Class	1,132,319	1,159,803	209,079

	10,411,938	7,542,960	9,383,018

Shares redeemed:
Class A	(3,485,814)	(2,441,327)	(8,941,984)
Class B	—	—	(162,797)
Class C	(759,321)	(446,362)	(861,930)
Class R	(274,119)	(185,880)	(256,770)
Institutional Class	(2,529,292)	(1,952,645)	(2,824,054)

	(7,048,546)	(5,026,214)	(13,047,535)

Net increase (decrease)	3,363,392	2,516,746	(3,664,517)

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

For the years ended Sept. 30, 2014, 109,883 Class B shares were converted to 81,608 Class A shares valued at $2,413,104. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

Notes to financial statements

Delaware Smid Cap Growth Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class of shares for another class in the same fund. For the year ended March 31, 2016, the period Oct. 1, 2014 to March 31, 2015 and the year ended Sept. 30, 2014, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Year ended 3/31/16	5,822	9,271	237	10,151	$344,347
10/1/14 to 3/31/15	263	—	—	226	7,376
Year ended 9/30/14	10,479	—	—	9,019	319,747

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit . Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of March 31, 2016, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2016.

During the year ended March 31, 2016, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

During the year ended March 31, 2016, the Fund held foreign currency exchange contracts which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended March 31, 2016.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$9,582	$—

9. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts

Notes to financial statements

Delaware Smid Cap Growth Fund

9. Offsetting (continued)

and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At March 31, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$2,035,246	$(2,035,246)	$—	$(2,035,246)	$—
Bank of Montreal	3,392,076	(3,392,076)	—	(3,392,076)	—
BNP Paribas	4,096,678	(4,096,678)	—	(4,096,678)	—
Total	$9,524,000	$(9,524,000)	$—	$(9,524,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2016, the Fund had no securities out on loan.

11. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Notes to financial statements

Delaware Smid Cap Growth Fund

11. Credit and Market (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2016. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2016, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for the monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

14. Change in Sub-Advisor

On Feb. 25, 2016, the Board approved the replacement of the Fund’s current sub-advisor with the recently acquired Small/Mid-Cap Growth Team of the Fund’s investment manager, DMC. In connection with this determination, the Board approved certain changes to the Fund’s investment strategies. These portfolio management and strategy changes will be effective on or about June 30, 2016. In addition and in connection with these changes, the Fund intends to re-open to new investors on or about

June 30, 2016. Existing shareholders of the Fund, certain retirement plans and IRA transfers and rollovers from these plans, and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund’s distributor or transfer agent (mutual fund wrap accounts) may continue to purchase shares prior to the re-opening of the Fund.

15. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to March 31, 2016 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Equity Funds IV

and Shareholders of Delaware Smid Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Smid Cap Growth Fund (one of the series constituting Delaware Group Equity Funds IV, hereafter referred to as the “Fund”) at March 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations of security purchases had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 26, 2016

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2016, the Fund reports distributions paid during the period as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	96.84%
(B) Ordinary Income Distribution (Tax Basis)*	3.16%
Total Distributions (Tax Basis)	100.00%
(C) Qualifying dividends[1]	54.29%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on a percentage of the Fund’s ordinary income distributions

* For the fiscal year ended March 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 54.29%. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

For the fiscal year ended March 31, 2016, certain interest income paid by the Fund, has been determined to be Short-Term Capital Gains, and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2016, the Fund has reported maximum distributions of Short-Term Capital Gains of $4,131,896.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1,3] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015 President and Chief Executive Officer since August 2015
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 2015
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as President of Delaware Investments[2] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	64	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Private Investor (March 2004–Present)	64	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Chief Executive Officer Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	64	None
Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	64	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Drexel University (August 2010–Present)	64	Director, Audit Committee, and Governance Committee Member — Community Health Systems
President — Franklin & Marshall College (July 2002–July 2010)		Director — Drexel Morgan & Co.
Private Investor (2004–Present)	64	None
Chief Executive Officer — Banco Itaú International (April 2012–Present) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)	64	Trust Manager and Audit Committee Member — Camden Property Trust

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman (2010–April 2013), Chief Administrative Officer (2008–2010), and Executive Vice President and Chief Administrative Officer (2007–2009) — PNC Financial Services Group	64	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC Bank
Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) 3M Corporation	64	Director, Audit and Compliance Committee Chair, Investment Committee Member, and Governance Committee Member — Okabena Company Chair — 3M Investment Management Company (2005–2012)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

David F. Connor has served as Senior Vice President of the Fund(s) and the investment advisor since 2013, General Counsel of the Fund(s) and the investment advisor since 2015, and Secretary of the Fund(s) and the investment advisor since 2005.	64	None[3]
Daniel V. Geatens has served as Vice President and Treasurer of the Fund(s) since 2007 and Vice President and Director of Financial Administration of the investment advisor since 2010.	64	None[3]
Richard Salus has served as Senior Vice President and Chief Financial Officer of the Fund(s) and the investment advisor since 2006.	64	None[3]

[3]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/literature; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth
Frances A. Sevilla-Sacasa

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of Delaware Group Equity IV (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Funds has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Funds’ financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain time periods, the Funds’ filings with the SEC that contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds could be required to have independent audits conducted on the Funds’ previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Funds.

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $58,610 for the fiscal year ended March 31, 2016.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $43,200 for the fiscal year ended March 31, 2015.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $10,314 for the fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,036,000 and $7,530,526 for the registrant’s fiscal years ended March 31, 2016 and 2015, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS IV

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 1, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 1, 2016